As filed with the Securities and Exchange Commission on October 28, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22499

The Cushing Renaissance Fund
(Exact name of registrant as specified in charter)

8117 Preston Road, Suite 440, Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road, Suite 440, Dallas, TX 75225
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2013

Item 1. Schedule of Investments.

The Cushing® Renaissance Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2013

Common Stock - 59.9% (1)	Shares	Fair Value
Chemicals - 10.4%(1)
United States - 6.2%(1)
Axiall Corp	35,000	$1,401,050
The Dow Chemical Company(2)	75,000	2,805,000
E.I. du Pont de Nemours and Company(2)	40,000	2,264,800
Westlake Chemical Corp.	30,000	3,035,400
Netherlands - 4.2%(1)
LyondellBasell Industries NV(2)	92,538	6,491,541
		15,997,791
Engineering & Construction - 5.8% (1)
Netherlands - 1.9% (1)
Chicago Bridge & Iron Co.(2)	49,000	2,931,670
United States - 3.9% (1)
Chart Industries Inc.(3)	15,000	1,712,700
Jacobs Energy Group Inc.(3)	40,000	2,331,200
KBR, Inc.	63,000	1,881,180
		8,856,750
Exploration & Production - 1.7%(1)
United States - 1.7%(1)
Occidental Petroleum Corporation	20,000	1,764,200
Rosetta Resources Inc.(3)	20,000	930,600
		2,694,800
Industrials - 7.0%(1)
United States - 7.0%(1)
Flowserve Corporation	15,000	836,850
Fluor Corporation	45,100	2,860,693
MRC Global Inc.(3)	65,000	1,706,250
Trinity Industrials, Inc.	50,000	2,111,000
United Rentals, Inc.(3)	60,000	3,286,200
		10,800,993
Integrated Oil - 1.7%(1)
Netherlands - 1.7%(1)
Royal Dutch Shell PLC	39,500	2,551,305

Machinery - 1.0% (1)
United States - 1.0%(1)
ITT Corporation	10,000	328,500
Wabtec Corporation	20,000	1,170,400
		1,498,900
Manufacturing - 2.9% (1)
United States - 2.9% (1)
Dresser-Ran Group Inc.(3)	25,000	1,523,500
FMC Technologies Inc.(3)	10,000	536,300
GreenBrier Cos Inc.(3)	110,000	2,482,700
		4,542,500
Metals & Mining - 0.6%(1)
United States - 0.6%(1)
Nucor Corporation	20,000	909,800

Oil and Gas Services - 6.7%(1)
Netherlands - 0.1%(1)
Franks Intl(3)	5,000	138,550
Marshall Island - 2.7%(1)
Ardmore Shipping Corporation(3)	170,854	2,333,865
Seadrill Partners LLC	59,800	1,852,006
United States - 3.9%(1)
Cabot Oil & Gas Corporation	20,000	782,600
Cameron International Corporation(3)	30,000	1,703,700
Hornbeck Offshore SVCS Inc.(3)	40,000	2,179,200
Oasis Pete Inc.(3)	32,328	1,267,258
		10,257,179
Refining - 8.9%(1)
United States - 8.9%(1)
HollyFrontier Corporation(2)	38,000	1,690,240
Marathon Petroleum Corporation(2)	48,100	3,487,731
Phillips 66(2)	71,500	4,082,650
Tesoro Corporation	50,000	2,304,500
Western Refining Inc.	70,000	2,053,100
		13,618,221

Transportation - 7.8%(1)
Bermuda - 1.2%(1)
Golar LNG Ltd.	50,000	1,868,500
Canada - 0.6%(1)
Canadian Pac, LTD	7,200	849,816
United States - 6.0%(1)
Genesee & Wyoming Inc.(3)	19,500	1,688,310
Kansas City Southern	16,000	1,686,720
Kirby Corp.(3)	44,000	3,538,920
Quality Distribution Inc.(3)	20,000	183,400
Swift Trasportation Co.(3)	120,000	2,155,200
		11,970,866
Utilities - 5.4%(1)
United States - 5.4%(1)
Northwest Natural Gas Co.	35,000	1,436,400
PG&E Corp.	30,000	1,240,800
PPL Corp.(2)	100,000	3,070,000
The Southern Company	60,500	2,518,010
		8,265,210

Total Common Stock (Cost $84,616,557)		$91,964,315

Master Limited Partnerships and Related Companies - 30.1% (1)
Chemicals - 1.9%(1)
United States - 1.9%(1)
Petrologistics, L.P.	250,000	$3,002,500

Crude Oil/ Refined Products Pipelines and Storage - 10.0%(1)
United States - 10.0%(1)
Cheniere Energy Partners, L.P.(2)	230,000	6,076,600
Phillips 66 Partners, L.P.(3)	154,870	4,765,350
Tesoro Logistics Partners, L.P.(2)	30,100	1,613,360
World Point Terminals, L.P.(3)	141,000	2,834,100
		15,289,410
Natural Gas Gatherers & Processors - 2.0%(1)
United States - 2.0%(1)
QEP Midstream Partners, L.P.(3)	133,700	3,028,305

Refining - 6.5%(1)
United States - 6.5%(1)
Calumet Specialty Products Partners, L.P.(2)	135,100	4,130,007
Delek Logistics Partners, L.P.(2)	199,000	5,890,400
		10,020,407
Shipping - 5.0% (1)
Marshall Islands - 5.0% (1)
Capital Product Partners, L.P.(2)	341,000	3,021,260
Knot Offshore Partners, L.P.(3)	85,970	2,067,578
Teekay Offshore Partners, L.P.(2)	80,000	2,541,600
		7,630,438
Upstream - 4.7% (1)
United States - 4.7% (1)
Legacy Reserves, L.P.	93,000	2,509,140
Memorial Production Partners, L.P.	50,000	1,012,000
QR Energy, L.P.	225,000	3,703,500
		7,224,640

Total Master Limited Partnerships and Related Companies (Cost $41,635,837)		$46,195,700

	Principal
Senior Notes - 25.1% (1)	Amount
Engineering & Construction - 3.4% (1)
United States - 3.4% (1)
Zachry Holdings Inc., 7.500%, due 02/01/2020(2)(4)	5,000,000	$5,150,000

Exploration and Production - 12.1% (1)
United States - 12.1% (1)
Barrett Bill Corp., 7.000%, due 10/15/2022	4,750,000	4,631,250
Comstock Res Inc., 7.750%, due 04/01/2019	5,000,000	5,175,000
Denbury Res Inc., 4.625%, due 07/15/2023	3,000,000	2,692,500
Penn Va Corp., 8.500%, due 05/01/2020	5,000,000	5,025,000
Resolute Energy Corp., 8.500%, due 05/01/2020	1,000,000	1,025,000
		18,548,750
Metals & Mining - 2.7%(1)
United States - 2.7%(1)
Cliffs Natural Resources Inc., 6.250%, due 10/01/2040	5,000,000	4,214,425

Oil & Gas Services - 2.8% (1)
United States - 2.8% (1)
Key Energy SVCS Inc., 6.750%, due 03/01/2021	4,000,000	3,970,000
Northern Oil & Gas Inc., 8.000%, due 06/01/2020	250,000	255,000
		4,225,000

Refining - 1.1% (1)
United States - 1.1% (1)
Western Refining Inc., 6.250%, due 04/01/2021	1,750,000	1,723,750

Utilities - 3.0% (1)
United States - 3.0% (1)
Dolphin Subsidiary II Inc., 7.250%, due 10/15/2021	4,500,000	4,612,500

Total Senior Notes (Cost $39,908,682)		$38,474,425

Short-Term Investments - Investment Companies - 0.2% (1)	Shares
United States - 0.2% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.02% (5)	64,800	$64,800
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (5)	64,800	64,800
Fidelity Money Market Portfolio - Institutional Class, 0.05% (5)	64,800	64,800
First American Government Obligations Fund - Class Z, 0.02% (5)	64,799	64,799
Invesco STIC Prime Portfolio, 0.02% (5)	64,799	64,799
Total Short-Term Investments (Cost $323,998)		$323,998

Total Investments - 115.3% (1) (Cost $166,485,053)		$176,958,438
Liabilities in Excess of Other Assets - (15.3)% (1)		(23,463,086)
Net Assets Applicable to Common Stockholders - 100.0% (1)		$153,495,352

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(3)	No distribution or dividend was made during the period ended August 31, 2013. As such, it is classified as a non- income producing security as of August 31, 2013.
(4)	Restricted security under Rule 144A under the Securities Act of 1933, as amended.
(5)	Rate reported is the current yield as of August 31, 2013.

Tax Basis

The cost basis of investments for federal income tax purposes at August 31, 2013 was as follows*:

Cost of investments	$166,470,989
Gross unrealized appreciation	15,061,954
Gross unrealized depreciation	(4,574,505)
Net unrealized appreciation	$10,487,449

* The above table only reflects tax adjustments through November 30, 2012.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Cushing Renaissance Fund’s (the “Fund”) investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.
	Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2013	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$91,964,315	$91,964,315	$-	$-
Master Limited Partnerships and Related Companies (a)	46,195,700	46,195,700	-	-
Total Equity Securities	138,160,015	138,160,015	-	-
Notes Senior Notes(a)	38,474,425	-	38,474,425	-

Total Notes	38,474,425	-	38,474,425	-
Other
Short Term Investment	323,998	323,998	-	-
Total Other	323,998	323,998	-	-
Total	$176,958,438	$138,484,013	$38,474,425	$-

(a)  All other industry classifications are identified in the Schedule of Investments.  The Fund did not hold Level 3 investments at any time during the period ended August 31, 2013.

There were no transfers between any levels during the period ended August 31, 2013.

Derivative Financial Instruments

The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position.

The Fund occasionally purchases and sells (“writes”) put and call equity options as a source of potential protection against a broad market decline. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Options are settled for cash.

Purchased Options — Premiums paid by the Fund for purchased options are included in the Statement of Assets and Liabilities as an investment. The option is adjusted daily to reflect the fair value of the option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. If the option is allowed to expire, the Fund will lose the entire premium paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

There were no transactions in purchased options during the period ended August 31, 2013.

Transactions in written options contracts for the period ended August 31, 2013, are as follows:

	Contracts	Premiums
Outstanding at December 1, 2012	-	$-
Options written	14,430	661,611
Options covered	(2,425)	(94,391)
Options exercised	(3,575)	(181,458)
Options expired	(8,430)	(385,762)
Outstanding at August 31, 2013	-	$-

The average monthly fair value of written options during the period ended August 31, 2013 was $172,483.

The effect of derivative instruments on the Statement of Operations for the period ended August 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$-	$385,762	$385,762

Amount of Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$-	$-	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Cushing Renaissance Fund

By (Signature and Title)                      /s/ Daniel L. Spears
Daniel L. Spears, President

Date          October 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Daniel L. Spears
Daniel L. Spears, President

Date           October 28, 2013

By (Signature and Title)                      /s/ John H. Alban
John H. Alban, Treasurer

Date          October 28, 2013